Series, Tax Exempt Intermediate-Term Fund
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
INVESTMENT OBJECTIVE
The USAA Tax Exempt Intermediate-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Series, Tax Exempt Intermediate-Term Fund	Fund Shares, Tax Exempt Intermediate-Term Fund	Adviser Shares, Tax Exempt Intermediate-Term Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Series, Tax Exempt Intermediate-Term Fund		Fund Shares, Tax Exempt Intermediate-Term Fund	Adviser Shares, Tax Exempt Intermediate-Term Fund
Management Fees	[1]	0.31%	0.28%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.21%	1.03%
Total Annual Operating Expenses		0.52%	1.56%
Reimbursement from Adviser			(0.81%)
Total Annual Operating Expenses After Reimbursement		0.52%	0.75%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.28% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[2]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example Series, Tax Exempt Intermediate-Term Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Tax Exempt Intermediate-Term Fund	53	167	291	653
Adviser Shares, Tax Exempt Intermediate-Term Fund	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
4.47% (6/30/11)
BEST QUARTER*	WORST QUARTER*
7.79% 3rd Qtr. 2009	-4.12% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns Series, Tax Exempt Intermediate-Term Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	(2.12%)	Aug 1, 2010
Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)	2.42%	3.62%	4.00%	(1.53%)	Aug 1, 2010
Fund Shares, Tax Exempt Intermediate-Term Fund	2.83%	3.73%	4.43%
Fund Shares, Tax Exempt Intermediate-Term Fund Return After Taxes on Distributions	2.82%	3.72%	4.42%
Fund Shares, Tax Exempt Intermediate-Term Fund Return After Taxes on Distributions and Sales	3.41%	3.84%	4.47%
Adviser Shares, Tax Exempt Intermediate-Term Fund				(1.67%)	Aug 1, 2010

Series, Tax Exempt Long-Term Fund
USAA TAX EXEMPT LONG-TERM FUND
INVESTMENT OBJECTIVE
The USAA Tax Exempt Long-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Tax Exempt Long-Term Fund) Series, Tax Exempt Long-Term Fund	Fund Shares, Tax Exempt Long-Term Fund	Adviser Shares, Tax Exempt Long-Term Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Tax Exempt Long-Term Fund) Series, Tax Exempt Long-Term Fund		Fund Shares, Tax Exempt Long-Term Fund	Adviser Shares, Tax Exempt Long-Term Fund
Management Fees	[1]	0.25%	0.28%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.22%	1.00%
Total Annual Operating Expenses		0.47%	1.53%
Reimbursement from Adviser			(0.68%)
Total Annual Operating Expenses After Reimbursement		0.47%	0.85%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[2]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Tax Exempt Long-Term Fund) Series, Tax Exempt Long-Term Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Tax Exempt Long-Term Fund	48	151	263	591
Adviser Shares, Tax Exempt Long-Term Fund	156	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
5.08% (6/30/11)
BEST QUARTER*	WORST QUARTER*
10.39% 3rd Qtr. 2009	-7.32% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

Average Annual Total Returns (Tax Exempt Long-Term Fund) Series, Tax Exempt Long-Term Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Lipper General Municipal Debt Funds Index (reflects no deduction for taxes)	1.66%	3.05%	4.11%	(2.70%)	Aug 1, 2010
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	(2.12%)	Aug 1, 2010
Fund Shares, Tax Exempt Long-Term Fund	1.38%	2.68%	4.36%
Fund Shares, Tax Exempt Long-Term Fund Return After Taxes on Distributions	1.33%	2.62%	4.33%
Fund Shares, Tax Exempt Long-Term Fund Return After Taxes on Distributions and Sales	2.69%	3.00%	4.46%
Adviser Shares, Tax Exempt Long-Term Fund				(3.26%)	Aug 1, 2010

Series, Tax Exempt Short-Term Fund
USAA TAX EXEMPT SHORT-TERM FUND
INVESTMENT OBJECTIVE
The USAA Tax Exempt Short-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Tax Exempt Short-Term Fund) Series, Tax Exempt Short-Term Fund	Fund Shares, Tax Exempt Short-Term Fund	Adviser Shares, Tax Exempt Short-Term Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Tax Exempt Short-Term Fund) Series, Tax Exempt Short-Term Fund		Fund Shares, Tax Exempt Short-Term Fund	Adviser Shares, Tax Exempt Short-Term Fund
Management Fees	[1]	0.32%	0.28%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.22%	1.00%
Total Annual Operating Expenses		0.54%	1.53%
Reimbursement from Adviser			(0.73%)
Total Annual Operating Expenses After Reimbursement		0.54%	0.80%	[2]
[1]	��(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.28% by 0.04% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[2]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Tax Exempt Short-Term Fund) Series, Tax Exempt Short-Term Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Tax Exempt Short-Term Fund	55	173	302	677
Adviser Shares, Tax Exempt Short-Term Fund	156	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
2.41% (6/30/11)
BEST QUARTER*	WORST QUARTER*
2.35% 1st Qtr. 2009	-0.85% 2nd Qtr. 2004
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Tax Exempt Short-Term Fund) Series, Tax Exempt Short-Term Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	(2.12%)	Aug 1, 2010
Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)	1.27%	2.58%	2.69%	0.02%	Aug 1, 2010
Fund Shares, Tax Exempt Short-Term Fund	2.93%	3.58%	3.42%
Fund Shares, Tax Exempt Short-Term Fund Return After Taxes on Distributions	2.93%	3.58%	3.42%
Fund Shares, Tax Exempt Short-Term Fund Return After Taxes on Distributions and Sales	2.84%	3.58%	3.42%
Adviser Shares, Tax Exempt Short-Term Fund				0.06%	Aug 1, 2010

Series, Tax Exempt Money Market Fund
USAA TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE

The USAA Tax Exempt Money Market Fund (the Fund) is a tax-exempt money market fund with an investment objective of providing investors with interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Tax Exempt Money Market Fund) Series, Tax Exempt Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Tax Exempt Money Market Fund) Series, Tax Exempt Money Market Fund	Share Classes
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Operating Expenses	0.55%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Tax Exempt Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Tax Exempt Money Market Fund	56	176	307	689

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.84% 2nd Qtr. 2007	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Tax Exempt Money Market Fund) Series, Tax Exempt Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.01%	1.88%	1.69%	3.28%	Feb 6, 1984

Series, California Bond Fund
USAA CALIFORNIA BOND FUND
INVESTMENT OBJECTIVE

The California Bond Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (California Bond Fund) Series, California Bond Fund	Fund Shares, California Bond Fund	Adviser Shares, California Bond Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (California Bond Fund) Series, California Bond Fund		Fund Shares, California Bond Fund	Adviser Shares, California Bond Fund
Management Fees	[1]	0.28%	0.31%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.21%	0.30%
Total Annual Operating Expenses		0.49%	0.86%
[1]	����(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.31% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (California Bond Fund) Series, California Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, California Bond Fund	50	157	274	616
Adviser Shares, California Bond Fund	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade securities issued by the state of California, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and California state income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
5.03% (6/30/11)
BEST QUARTER*	WORST QUARTER*
12.31% 3rd Qtr. 2009	-7.56% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (California Bond Fund) Series, California Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	6.13%	Aug 1, 2010
Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)	2.08%	2.58%	3.80%	(2.12%)	Aug 1, 2010
Fund Shares, California Bond Fund	0.84%	2.07%	3.57%
Fund Shares, California Bond Fund Return After Taxes on Distributions	0.82%	2.00%	3.51%
Fund Shares, California Bond Fund Return After Taxes on Distributions and Sales	2.28%	2.45%	3.73%
Adviser Shares, California Bond Fund				(4.49%)	Aug 1, 2010

Series, California Money Market Fund
USAA CALIFORNIA MONEY MARKET FUND
INVESTMENT OBJECTIVE

The California Money Market Fund (the Fund) is a tax-exempt money market fund with an investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (California Money Market Fund) Series, California Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (California Money Market Fund) Series, California Money Market Fund	Share Classes
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Operating Expenses	0.56%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (California Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, California Money Market Fund	57	179	313	701

PRINCIPAL INVESTMENT STRATEGY

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 3rd Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (California Money Market Fund) Series, California Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.02%	1.78%	1.60%	2.60%	Aug 1, 1989

Series, New York Bond Fund
USAA NEW YORK BOND FUND
INVESTMENT OBJECTIVE

The New York Bond Fund (the Fund) is a tax exempt bond fund with an investment objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (New York Bond Fund) Series, New York Bond Fund	Fund Shares, New York Bond Fund	Adviser Shares, New York Bond Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (New York Bond Fund) Series, New York Bond Fund		Fund Shares, New York Bond Fund	Adviser Shares, New York Bond Fund
Management Fees	[1]	0.36%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.27%	0.36%
Total Annual Operating Expenses		0.63%	0.96%
Reimbursement from Adviser			(0.06%)
Total Annual Operating Expenses After Reimbursement		0.63%	0.90%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.35% by 0.01% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[2]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012. If the total annual operating expense ratio of the Adviser Shares is lower than 0.90%, the Fund���s Adviser Shares will operate at the lower expense ratio.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (New York Bond Fund) Series, New York Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, New York Bond Fund	64	202	351	786
Adviser Shares, New York Bond Fund	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and New York State and New York City personal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
4.89% (6/30/11)
BEST QUARTER*	WORST QUARTER*
8.72% 3rd Qtr. 2009	-5.27% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (New York Bond Fund) Series, New York Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	(2.12%)	Aug 1, 2010
Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)	1.70%	3.17%	4.05%	(2.79%)	Aug 1, 2010
Fund Shares, New York Bond Fund	2.15%	3.12%	4.34%
Fund Shares, New York Bond Fund Return After Taxes on Distributions	2.10%	3.09%	4.33%
Fund Shares, New York Bond Fund Return After Taxes on Distributions and Sales	2.99%	3.30%	4.38%
Adviser Shares, New York Bond Fund				(2.78%)	Aug 1, 2010

Series, New York Money Market Fund
USAA NEW YORK MONEY MARKET FUND
INVESTMENT OBJECTIVE

The New York Money Market Fund (the Fund) is a tax exempt money market fund with an investment objective of providing New York investors with interest income that is exempt from New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (New York Money Market Fund) Series, New York Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (New York Money Market Fund) Series, New York Money Market Fund		Share Classes
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.36%
Total Annual Operating Expenses		0.71%
Reimbursement from Adviser		(0.11%)
Total Annual Operating Expenses After Reimbursement	[1]	0.60%
[1]	(a) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of guarantee program fee, commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund���s average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (New York Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, New York Money Market Fund	73	227	395	883

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2007	0.00% 3rd Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (New York Money Market Fund) Series, New York Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.05%	1.73%	1.50%	2.32%	Oct 10, 1990

Series, Virginia Bond Fund
USAA VIRGINIA BOND FUND
INVESTMENT OBJECTIVE

The Virginia Bond Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Virginia Bond Fund) Series, Virginia Bond Fund	Fund Shares, Virginia Bond Fund	Adviser Shares, Virginia Bond Fund
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Virginia Bond Fund) Series, Virginia Bond Fund		Fund Shares, Virginia Bond Fund	Adviser Shares, Virginia Bond Fund
Management Fees	[1]	0.29%	0.32%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.22%	0.29%
Total Annual Operating Expenses		0.51%	0.86%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.32% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (Virginia Bond Fund) Series, Virginia Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares, Virginia Bond Fund	52	164	285	640
Adviser Shares, Virginia Bond Fund	88	274	477	1,061

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
5.10% (6/30/11)
BEST QUARTER*	WORST QUARTER*
7.30% 3rd Qtr. 2009	-4.61% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Virginia Bond Fund) Series, Virginia Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	(2.12%)	Aug 1, 2010
Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)	0.87%	2.99%	3.96%	(2.54%)	Aug 1, 2010
Fund Shares, Virginia Bond Fund	1.10%	2.77%	4.00%
Fund Shares, Virginia Bond Fund Return After Taxes on Distributions	1.06%	2.74%	4.02%
Fund Shares, Virginia Bond Fund Return After Taxes on Distributions and Sales	2.28%	3.02%	4.13%
Adviser Shares, Virginia Bond Fund				(2.58%)	Aug 1, 2010

Series, Virginia Money Market Fund
USAA VIRGINIA MONEY MARKET FUND
INVESTMENT OBJECTIVE

The Virginia Money Market Fund (the Fund) is a tax exempt money market fund with an investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Virginia Money Market Fund) Series, Virginia Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Virginia Money Market Fund) Series, Virginia Money Market Fund	Share Classes
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Operating Expenses	0.61%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Virginia Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Virginia Money Market Fund	62	195	340	762

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Virginia Money Market Fund) Series, Virginia Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.01%	1.72%	1.53%	2.39%	Oct 10, 1990

Series, Florida Tax-Free Income Fund
USAA FLORIDA TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE

The Florida Tax-Free Income Fund (the Fund) has an investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that the Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Florida Tax-Free Income Fund) Series, Florida Tax-Free Income Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Florida Tax-Free Income Fund) Series, Florida Tax-Free Income Fund	Share Classes
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Operating Expenses	0.63%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Florida Tax-Free Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Florida Tax-Free Income Fund	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade securities issued by the state of Florida, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
5.09% (6/30/11)
BEST QUARTER*	WORST QUARTER*
8.00% 3rd Qtr. 2009	-5.67% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Florida Tax-Free Income Fund) Series, Florida Tax-Free Income Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.90%	2.78%	4.22%	4.47%	Oct 1, 1993
Return After Taxes on Distributions	0.84%	2.74%	4.20%	4.46%
Return After Taxes on Distributions and Sales	2.25%	3.05%	4.29%	4.53%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%	5.22%

Series, Florida Tax-Free Money Market Fund
USAA FLORIDA TAX-FREE MONEY MARKET FUND
INVESTMENT OBJECTIVE

The Florida Tax-Free Money Market Fund (the Fund) has an investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax. The Fund has a further objective of preserving capital and maintaining liquidity.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Example
Annual Fund Operating Expenses (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Share Classes
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Operating Expenses	1.04%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Florida Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Florida Tax-Free Money Market Fund	106	331	574	1,271

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality Florida tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Florida tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2001	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.01%	1.70%	1.54%	2.22%	Oct 1, 1993

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Jul 28, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
S000012901 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TAX EXEMPT INTERMEDIATE-TERM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Intermediate-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2001	rr_AnnualReturn2001	5.55%
Annual Return 2002	rr_AnnualReturn2002	7.69%
Annual Return 2003	rr_AnnualReturn2003	5.18%
Annual Return 2004	rr_AnnualReturn2004	4.27%
Annual Return 2005	rr_AnnualReturn2005	3.09%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	1.91%
Annual Return 2008	rr_AnnualReturn2008	(7.33%)
Annual Return 2009	rr_AnnualReturn2009	18.28%
Annual Return 2010	rr_AnnualReturn2010	2.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
4.47% (6/30/11)
BEST QUARTER*	WORST QUARTER*
7.79% 3rd Qtr. 2009	-4.12% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

S000012901 Member | C000034870 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.31%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.52%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
Past 1 Year	rr_AverageAnnualReturnYear01	2.83%
Past 5 Years	rr_AverageAnnualReturnYear05	3.73%
Past 10 Years	rr_AverageAnnualReturnYear10	4.43%
S000012901 Member | C000034870 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.82%
Past 5 Years	rr_AverageAnnualReturnYear05	3.72%
Past 10 Years	rr_AverageAnnualReturnYear10	4.42%
S000012901 Member | C000034870 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.41%
Past 5 Years	rr_AverageAnnualReturnYear05	3.84%
Past 10 Years	rr_AverageAnnualReturnYear10	4.47%
S000012901 Member | C000091153 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.56%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012901 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012901 Member | Lipper Intermediate Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.42%
Past 5 Years	rr_AverageAnnualReturnYear05	3.62%
Past 10 Years	rr_AverageAnnualReturnYear10	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012904 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TAX EXEMPT LONG-TERM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Long-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	4.33%
Annual Return 2002	rr_AnnualReturn2002	9.70%
Annual Return 2003	rr_AnnualReturn2003	7.02%
Annual Return 2004	rr_AnnualReturn2004	5.60%
Annual Return 2005	rr_AnnualReturn2005	3.82%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	0.61%
Annual Return 2008	rr_AnnualReturn2008	(12.53%)
Annual Return 2009	rr_AnnualReturn2009	22.09%
Annual Return 2010	rr_AnnualReturn2010	1.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
5.08% (6/30/11)
BEST QUARTER*	WORST QUARTER*
10.39% 3rd Qtr. 2009	-7.32% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(7.32%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	10.39%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

S000012904 Member | C000034873 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.47%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Past 1 Year	rr_AverageAnnualReturnYear01	1.38%
Past 5 Years	rr_AverageAnnualReturnYear05	2.68%
Past 10 Years	rr_AverageAnnualReturnYear10	4.36%
S000012904 Member | C000034873 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.33%
Past 5 Years	rr_AverageAnnualReturnYear05	2.62%
Past 10 Years	rr_AverageAnnualReturnYear10	4.33%
S000012904 Member | C000034873 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.69%
Past 5 Years	rr_AverageAnnualReturnYear05	3.00%
Past 10 Years	rr_AverageAnnualReturnYear10	4.46%
S000012904 Member | C000091156 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.28%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.53%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012904 Member | C000091164 [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 10 Years	rr_AverageAnnualReturnYear10
S000012904 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012904 Member | Lipper General Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.66%
Past 5 Years	rr_AverageAnnualReturnYear05	3.05%
Past 10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012912 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TAX EXEMPT SHORT-TERM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Tax Exempt Short-Term Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing investors with interest income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2001	rr_AnnualReturn2001	5.10%
Annual Return 2002	rr_AnnualReturn2002	5.01%
Annual Return 2003	rr_AnnualReturn2003	2.97%
Annual Return 2004	rr_AnnualReturn2004	1.52%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	3.54%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	1.32%
Annual Return 2009	rr_AnnualReturn2009	6.88%
Annual Return 2010	rr_AnnualReturn2010	2.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
2.41% (6/30/11)
BEST QUARTER*	WORST QUARTER*
2.35% 1st Qtr. 2009	-0.85% 2nd Qtr. 2004
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

S000012912 Member | C000034881 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.32%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.54%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Past 1 Year	rr_AverageAnnualReturnYear01	2.93%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.42%
S000012912 Member | C000034881 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.93%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.42%
S000012912 Member | C000034881 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.84%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.42%
S000012912 Member | C000091160 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.28%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.53%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.80%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012912 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012912 Member | Lipper Short Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.27%
Past 5 Years	rr_AverageAnnualReturnYear05	2.58%
Past 10 Years	rr_AverageAnnualReturnYear10	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012917 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA TAX EXEMPT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The USAA Tax Exempt Money Market Fund (the Fund) is a tax-exempt money market fund with an investment objective of providing investors with interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	2.60%
Annual Return 2002	rr_AnnualReturn2002	1.21%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.28%
Annual Return 2008	rr_AnnualReturn2008	2.40%
Annual Return 2009	rr_AnnualReturn2009	0.69%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.84% 2nd Qtr. 2007	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	1.88%
Past 10 Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 1984
S000012916 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA CALIFORNIA BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The California Bond Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the state of California, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and California state income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	3.29%
Annual Return 2002	rr_AnnualReturn2002	8.30%
Annual Return 2003	rr_AnnualReturn2003	5.30%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	5.13%
Annual Return 2007	rr_AnnualReturn2007	0.53%
Annual Return 2008	rr_AnnualReturn2008	(12.53%)
Annual Return 2009	rr_AnnualReturn2009	18.84%
Annual Return 2010	rr_AnnualReturn2010	0.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
5.03% (6/30/11)
BEST QUARTER*	WORST QUARTER*
12.31% 3rd Qtr. 2009	-7.56% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

S000012916 Member | C000034886 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.28%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Past 1 Year	rr_AverageAnnualReturnYear01	0.84%
Past 5 Years	rr_AverageAnnualReturnYear05	2.07%
Past 10 Years	rr_AverageAnnualReturnYear10	3.57%
S000012916 Member | C000034886 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.82%
Past 5 Years	rr_AverageAnnualReturnYear05	2.00%
Past 10 Years	rr_AverageAnnualReturnYear10	3.51%
S000012916 Member | C000034886 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.28%
Past 5 Years	rr_AverageAnnualReturnYear05	2.45%
Past 10 Years	rr_AverageAnnualReturnYear10	3.73%
S000012916 Member | C000091162 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.31%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012916 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012916 Member | Lipper Californial Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.08%
Past 5 Years	rr_AverageAnnualReturnYear05	2.58%
Past 10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012924 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA CALIFORNIA MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The California Money Market Fund (the Fund) is a tax-exempt money market fund with an investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	2.41%
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	1.98%
Annual Return 2006	rr_AnnualReturn2006	2.98%
Annual Return 2007	rr_AnnualReturn2007	3.22%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 3rd Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.02%
Past 5 Years	rr_AverageAnnualReturnYear05	1.78%
Past 10 Years	rr_AverageAnnualReturnYear10	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1989
S000012908 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA NEW YORK BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The New York Bond Fund (the Fund) is a tax exempt bond fund with an investment objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the state of New York, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and New York State and New York City personal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Annual Return 2001	rr_AnnualReturn2001	4.38%
Annual Return 2002	rr_AnnualReturn2002	9.54%
Annual Return 2003	rr_AnnualReturn2003	5.57%
Annual Return 2004	rr_AnnualReturn2004	4.74%
Annual Return 2005	rr_AnnualReturn2005	3.75%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	1.19%
Annual Return 2008	rr_AnnualReturn2008	(7.76%)
Annual Return 2009	rr_AnnualReturn2009	16.98%
Annual Return 2010	rr_AnnualReturn2010	2.15%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
4.89% (6/30/11)
BEST QUARTER*	WORST QUARTER*
8.72% 3rd Qtr. 2009	-5.27% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

S000012908 Member | C000034877 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.36%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	2.15%
Past 5 Years	rr_AverageAnnualReturnYear05	3.12%
Past 10 Years	rr_AverageAnnualReturnYear10	4.34%
S000012908 Member | C000034877 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.10%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.33%
S000012908 Member | C000034877 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.99%
Past 5 Years	rr_AverageAnnualReturnYear05	3.30%
Past 10 Years	rr_AverageAnnualReturnYear10	4.38%
S000012908 Member | C000091157 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.96%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.90%	[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012908 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012908 Member | Lipper New York Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.70%
Past 5 Years	rr_AverageAnnualReturnYear05	3.17%
Past 10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012909 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA NEW YORK MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The New York Money Market Fund (the Fund) is a tax exempt money market fund with an investment objective of providing New York investors with interest income that is exempt from New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.71%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.60%	[10]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	3.67%
Annual Return 2002	rr_AnnualReturn2002	2.31%
Annual Return 2003	rr_AnnualReturn2003	0.96%
Annual Return 2004	rr_AnnualReturn2004	0.59%
Annual Return 2005	rr_AnnualReturn2005	0.69%
Annual Return 2006	rr_AnnualReturn2006	1.87%
Annual Return 2007	rr_AnnualReturn2007	2.89%
Annual Return 2008	rr_AnnualReturn2008	3.11%
Annual Return 2009	rr_AnnualReturn2009	2.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2007	0.00% 3rd Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.05%
Past 5 Years	rr_AverageAnnualReturnYear05	1.73%
Past 10 Years	rr_AverageAnnualReturnYear10	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1990
S000012921 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA VIRGINIA BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Virginia Bond Fund (the Fund) is a tax-exempt bond fund with an investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the volatility and performance of the Fund Shares from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	4.30%
Annual Return 2002	rr_AnnualReturn2002	9.28%
Annual Return 2003	rr_AnnualReturn2003	5.71%
Annual Return 2004	rr_AnnualReturn2004	4.48%
Annual Return 2005	rr_AnnualReturn2005	2.98%
Annual Return 2006	rr_AnnualReturn2006	4.48%
Annual Return 2007	rr_AnnualReturn2007	1.08%
Annual Return 2008	rr_AnnualReturn2008	(7.42%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	1.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
5.10% (6/30/11)
BEST QUARTER*	WORST QUARTER*
7.30% 3rd Qtr. 2009	-4.61% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.61%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

S000012921 Member | C000034891 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.29%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	640
Past 1 Year	rr_AverageAnnualReturnYear01	1.10%
Past 5 Years	rr_AverageAnnualReturnYear05	2.77%
Past 10 Years	rr_AverageAnnualReturnYear10	4.00%
S000012921 Member | C000034891 [Member] | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.74%
Past 10 Years	rr_AverageAnnualReturnYear10	4.02%
S000012921 Member | C000034891 [Member] | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.28%
Past 5 Years	rr_AverageAnnualReturnYear05	3.02%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%
S000012921 Member | C000091164 [Member]
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.32%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Past 1 Year	rr_AverageAnnualReturnYear01
Past 5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(2.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012921 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012921 Member | Lipper Virginia Municipal Debt Funds Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.87%
Past 5 Years	rr_AverageAnnualReturnYear05	2.99%
Past 10 Years	rr_AverageAnnualReturnYear10	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2010
S000012922 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA VIRGINIA MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Virginia Money Market Fund (the Fund) is a tax exempt money market fund with an investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	2.38%
Annual Return 2002	rr_AnnualReturn2002	0.96%
Annual Return 2003	rr_AnnualReturn2003	0.63%
Annual Return 2004	rr_AnnualReturn2004	0.75%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	2.13%
Annual Return 2009	rr_AnnualReturn2009	0.32%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.82% 2nd Qtr. 2007	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	1.72%
Past 10 Years	rr_AverageAnnualReturnYear10	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1990
S000003258 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA FLORIDA TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Florida Tax-Free Income Fund (the Fund) has an investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that the Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in long-term investment-grade securities issued by the state of Florida, its political subdivisions and instrumentalities, and other government entities, the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund's net assets will consist of Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	4.99%
Annual Return 2002	rr_AnnualReturn2002	8.75%
Annual Return 2003	rr_AnnualReturn2003	6.52%
Annual Return 2004	rr_AnnualReturn2004	4.74%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	4.77%
Annual Return 2007	rr_AnnualReturn2007	0.86%
Annual Return 2008	rr_AnnualReturn2008	(8.61%)
Annual Return 2009	rr_AnnualReturn2009	17.69%
Annual Return 2010	rr_AnnualReturn2010	0.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
5.09% (6/30/11)
BEST QUARTER*	WORST QUARTER*
8.00% 3rd Qtr. 2009	-5.67% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.67%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Past 1 Year	rr_AverageAnnualReturnYear01	0.90%
Past 5 Years	rr_AverageAnnualReturnYear05	2.78%
Past 10 Years	rr_AverageAnnualReturnYear10	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
S000003258 Member | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.84%
Past 5 Years	rr_AverageAnnualReturnYear05	2.74%
Past 10 Years	rr_AverageAnnualReturnYear10	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
S000003258 Member | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.25%
Past 5 Years	rr_AverageAnnualReturnYear05	3.05%
Past 10 Years	rr_AverageAnnualReturnYear10	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
S000003258 Member | Barclays Capital Municipal Bond Index Member
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
S000003259 Member
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA FLORIDA TAX-FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Florida Tax-Free Money Market Fund (the Fund) has an investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax. The Fund has a further objective of preserving capital and maintaining liquidity.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Example
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a  $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality Florida tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Florida tax-exempt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Annual Return 2001	rr_AnnualReturn2001	2.53%
Annual Return 2002	rr_AnnualReturn2002	1.07%
Annual Return 2003	rr_AnnualReturn2003	0.64%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	1.95%
Annual Return 2006	rr_AnnualReturn2006	2.95%
Annual Return 2007	rr_AnnualReturn2007	3.11%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.34%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2001	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Year to Date Return, Label	rr_YearToDateReturnLabel	SIX-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER*
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER*
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	1.70%
Past 10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993

[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.28% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[2]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.
[3]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[4]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.
[5]	��(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.28% by 0.04% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[6]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.
[7]	����(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.31% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[8]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.35% by 0.01% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.
[9]	(b) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares��� average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012. If the total annual operating expense ratio of the Adviser Shares is lower than 0.90%, the Fund���s Adviser Shares will operate at the lower expense ratio.
[10]	(a) The Adviser has agreed, through August 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of guarantee program fee, commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund���s average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund���s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2012.
[11]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/��� 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.32% by 0.03% for the Fund Shares and by less than 0.01% for the Adviser Shares for the fiscal year ended March 31, 2011.